Long-Term Debt - Carrying Value, Convertible Notes (Details) - 1.00% Convertible senior notes due December 2020 - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt
Principal balance	$ 287,500	$ 287,500
Discount, net of accumulated amortization	(52,936)	(62,130)
Net carrying amount of Convertible Notes	$ 234,564	$ 225,370
Initial conversion price (in dollars per share)	$ 52.35
Adjusted conversion price (in dollars per share)	$ 73.29
Common Stock Warrants
Long-Term Debt
Number of shares that may be purchased under warrant	5.5
Warrant strike price (in dollars per share)	$ 73.29
Call Option
Long-Term Debt
Number of shares that may be acquired under call option	5.5
Call option strike price (in dollars per share)	$ 52.35